Share Capital (Tables)	12 Months Ended
Dec. 31, 2017
Share Capital, Reserves And Other Equity Interest [Abstract]
Disclosure of common shares

The Company is authorized to issue an unlimited number of common shares.

	Number of Common Shares	$
Balances, January 1, 2016	50,994,397	1,274,472
Exercise of stock options	12,500	173
Vesting of RSUs	82,659	2,530
Balances, December 31, 2016	51,089,556	1,277,175

Vesting of RSUs	193,345	5,908
Balances, December 31, 2017	51,282,901	1,283,083